Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

A reconciliation between expected taxes computed at the federal statutory rate of 35% and the effective tax rate on income before income taxes follows:

	Years Ended December 31,
	2012	2011	2010
	($ in thousands)
Computed “Expected” Income Taxes	$21,192	$31,276	$24,880
Non C-Corporation (Income)	(20,644)	(30,859)	(24,174)
Entity Level State Income Tax on S Corp. Income	834	890	618
Other, Net	(188)	(86)	(920)

Computed “Expected” Income Taxes	$1,194	$1,221	$404

Schedule of Components of Income Tax Expense (Benefit)

Components of income tax (benefit) expense are as follows:

	Years Ended December 31,
	2012	2011	2010
	($ in thousands)
Current Expense:
Federal	$532	$404	$686
State	662	817	(282)
Deferred	—	—	—

Total	$1,194	$1,221	$404